13FCONP 3/30/06

RECEIVED
MAY 16 2005
OFFICE OF THE SECRETARY

05077013

REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: Credit Suisse First Boston
Address: Uetlibergstrasse 231, P.O. Box 900
Zurich CH 8070

13F File Number: 28-11379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Michael Ludwig
Title: Vice President
Phone: (212) 538-3866

Signature, Place, and Date of Signing:
/s/ Michael Ludwig New York, NY May 16, 2005

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT.

[ ] 13F NOTICE

[X] 13F COMBINATION REPORT

List of other managers reporting for this manager:

Form 13F File Number	Name
028-03702	Credit Suisse Asset Management LLC/NY

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REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT A

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 6

Form 13F Information Table Entry Total: 5391

Form 13F Information Table Value Total: 50,444,300.14 (x1000)

List of Other Included Managers:

No.	Form 13F File Number	Name
06	28-	Credit Suisse First Boston (Europe) Limited
01	28-2205	Credit Suisse First Boston, Inc.
03	28-11380	Credit Suisse First Boston LLC
05	28-	Credit Suisse First Boston International
04	28-	Credit Suisse First Boston Capital LLC

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REQUEST FOR CONFIDENTIAL TREATMENT
EXHIBIT B

FORM 13F INFORMATION TABLE

-NUM-	--------NAME OF ISSUER--------	-TITLE OF CLASS-	--CUSIP--	VALUE -X$1000-	SHARES/ -PRN AMT-	SH/ PRN	PUT/ CALL	INVESTMT DISCRETN	-MANAGERS-	-----VOTING AUTHORITY----- --SOLE--	-SHARED-	--NONE--
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
1	ACCREDO HEALTH INC	COM	00437V104	8316	300000	SH		DEFINED	03 01	0	300000	0
2	GILLETTE CO	COM	375766102	44780	1000000	SH		DEFINED	03 01	0	1000000	0
3	GOLD FIELDS LTD NEW	SPONSORED ADR	38059T106	11232	900000	SH		DEFINED	03 01	0	900000	0
4	GUIDANT CORP	COM	401698105	79310	1100000	SH		DEFINED	03 01	0	1100000	0
5	MCI INC	COM	552691107	80640	4000000	SH		DEFINED	03 01	0	4000000	0
6	TELESYSTEM INTL WIRELESS INC	COM NEW	879946606	16785	1500000	SH		DEFINED	03 01	0	1500000	0
7	UNITED DEFENSE INDS INC	COM	91018B104	30713	650000	SH		DEFINED	03 01	0	650000	0
8	WESTERN WIRELESS CORP	CL A	95988E204	58600	2000000	SH		DEFINED	03 01	0	2000000	0

We request confidentially for the above referenced securities until the date specified below:

Position number 1: July 29, 2005
Position number 2: November 30, 2005
Position number 3: June 15, 2005 → Nov. 15,
Position number 4: ~~September 30,~~ 2005 → Nov. 16, 2005
Position number 5: March 31, 2006 ← Clsd. 1/06
Position number 6: November 30, 2005
Position number 7: August 31, 2005
Position number 8: August 31, 2005

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March